EARNINGS PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 15 – EARNINGS PER SHARE
Basic earnings per share is computed using the weighted-average number of common shares outstanding for the period. Diluted earnings per share is computed using the weighted-average number of common shares outstanding for the period plus dilutive potential common shares, including performance share awards, using the treasury stock method. Performance share awards are included based on the number of shares that would be issued as if the end of the reporting period was the end of the performance period and the result was dilutive.
The following table sets forth the computation of the Company’s basic and diluted net earnings per share for the three and six months ended June 30, 2023 and 2022 (in thousands except share and per share data):

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Numerator:
Net income (loss)	$937	$5,934	$6,638	$7,267
Less: Redeemable convertible preferred stock dividends	—	(295)	(314)	(589)

Net income (loss) attributable to common shareholders — basic	$937	$5,639	$6,324	$6,678

Add: Redeemable convertible preferred stock dividends	—	295	314	589

Net income (loss) attributable to common shareholders — diluted	$937	$5,934	$6,638	$7,267

Denominator
Weighted-average common shares used in computing earnings per share — basic	13,910,670	11,951,123	12,936,310	11,951,123

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive time-based stock options	744,573	1,006,729	875,651	1,006,729
Effect of potentially dilutive performance-based stock options	110,514	—	55,257	—
Effect of potentially dilutive redeemable convertible preferred stock	5,981,219	6,719,641	6,350,430	6,719,641

Weighted-average common shares outstanding — diluted	20,746,976	19,677,493	20,217,648	19,677,493

Earnings (net loss) per share — basic	$0.07	$0.47	$0.49	$0.56

Earnings (net loss) per share — diluted	$0.05	$0.30	$0.33	$0.37

As of June 30, 2023, the Company’s potentially dilutive securities consisted of options to purchase common stock. As of June 30, 2022, the Company’s potentially dilutive securities consisted of redeemable convertible preferred stock and options to purchase common stock. Based on the amounts outstanding as of the three and six months ended June 30, 2023 and 2022, the Company excluded the following potential common shares from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	Three months ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Time-based options outstanding	140,135	140,135	140,135	140,135

Total	140,135	140,135	140,135	140,135
Our performance-based stock options were excluded from the diluted earnings per share calculations for the three and six months ended June 30, 2022 because all necessary performance conditions were not satisfied by June 30, 2022. Our performance-based stock options excluded from diluted earnings per share for the three and six months ended June 30, 2022 were as follows:

	Three months ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Performance-based options outstanding	—	534,063	—	534,063

Total	—	534,063	—	534,063

NOTE 14 — EARNINGS PER SHARE
Basic earnings per share is computed using the weighted-average number of common shares outstanding for the period. Diluted earnings per share is computed using the weighted-average number of common shares outstanding for the period plus dilutive potential common shares, including performance share awards, using the treasury stock method. Performance share awards are included based on the number of shares that would be issued as if the end of the reporting period was the end of the performance period and the result was dilutive.
The following table sets forth the computation of the Company’s basic and diluted net earnings per share for the year ended December 31, 2022 and 2021 (in thousands except share and per share data):

	Year ended December 31,
	2022	2021
Numerator:
Net income	$21,080	$2,101
Less: Redeemable convertible preferred stock dividends	(1,189)	(1,119)

Net income attributable to common shareholders – basic	$19,891	$982

Add: Redeemable convertible preferred stock dividends	1,189	1,119

Net income attributable to common shareholders – diluted	$21,080	$2,101

Denominator
Weighted-average common shares used in computing earnings pershare – basic	52,363,872	52,363,872
Weighted-average effect of potentially dilutive securities:
Effect of potentially dilutive stock options	4,410,987	4,552,060
Effect of potentially dilutive redeemable convertible preferred stock	20,370,377	—

Weighted-average common shares outstanding – diluted	77,145,236	56,915,932

Earnings per share – basic	$0.38	$0.02

Earnings per share – diluted	$0.27	$0.04

As of December 31, 2022 and December 31, 2021, the Company’s potentially dilutive securities were redeemable convertible preferred stock and options to purchase common stock. Based on the amounts outstanding as of the year ended December 31, 2022 and December 31, 2021, the Company excluded the following potential common shares from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2022	2021
Performance-based options outstanding	2,340,000	2,340,000
Time-based options outstanding	614,000	614,000
Redeemable convertible preferred stock	—	20,370,377

Total	2,954,000	23,324,377